Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability	$ 0	$ 0	$ 0
Interest Rate Swap Derivative Liability	0	0	$ 0
Long Term Receivables from Related Parties	0	0
Long term debt	0	0
Foreign Currency Forward Liability
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability	0	0	$ 0
Interest Rate Swap Derivative Liability	84	134	178
Long Term Receivables from Related Parties	3,392	4,220
Long term debt	62,803	43,266
Foreign Currency Forward Liability			53
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability	31,304	19,991	18,280
Interest Rate Swap Derivative Liability	0	0	$ 0
Long Term Receivables from Related Parties	0	0
Long term debt	$ 0	$ 0
Foreign Currency Forward Liability